Property, plant and equipment (Details Narrative)	12 Months Ended
Dec. 31, 2020
Office Equipment and Furniture | Minimum
Property, plant and equipment useful life	2 years
Office Equipment and Furniture | Maximum
Property, plant and equipment useful life	5 years
Production Masks
Property, plant and equipment useful life	5 years
Production Tools
Property, plant and equipment useful life	3 years
Licenses
Property, plant and equipment useful life	3 years
Software
Property, plant and equipment useful life	1 year